Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment	Property, Plant and Equipment
Components of property and equipment consisted of the following:

	December 31, 2018	December 31, 2019
	(in thousands)
Land	$790	$790
Building	7,819	8,285
Software	102,259	109,546
Computers and office equipment	157,396	187,056
Furniture and fixtures	19,258	18,918
Leasehold improvements	20,215	20,469
Construction in process	12,314	5,850
Property and equipment—at cost	320,051	350,914
Less accumulated depreciation	(227,776)	(264,989)
Property and equipment—net	$92,275	$85,925

Depreciation expense related to property and equipment for the years ended December 31, 2017, 2018 and 2019 was $55.2 million, $48.2 million, and $45.0 million, respectively.
The Company evaluates long-lived assets such as property, plant and equipment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If indicators of impairment are present and undiscounted future cash flows are less than the carrying amount, the fair value of the assets is determined and compared to the carrying value. If the fair value is less than the carrying value, then the carrying value of the asset is reduced to the estimated fair value and an impairment loss is charged to expense in the period the impairment is identified.
During the years ended December 31, 2017, 2018 and 2019, the Company did not recognize any impairments with respect to its property, plant and equipment.
During the years ended December 31, 2018 and 2019, the Company entered into agreements to finance software licenses for use on certain data center server equipment for terms ranging from twenty-four months to thirty-nine months.
As of December 31, 2018 and 2019, the Company’s software shown in the above table included the software assets under financed equipment was as follows:

	December 31, 2018	December 31, 2019
	(in thousands)
Software	$16,715	$16,715
Less accumulated depreciation	(6,221)	(11,989)
Financed equipment—net	$10,494	$4,726

At December 31, 2019, the expected future minimum lease payments under financed equipment discussed above were approximately as follows:

Amount
(in thousands)
2020	$828
2021	—
Total minimum lease payments	828
Less amounts representing interest	(38)
Present value of financed equipment	$790
Current portion	790
Long-term portion	—